BASIC AND DILUTED EARNINGS PER SHARE - (Details) Rp / shares in Units, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 IDR (Rp) Rp / shares shares	Dec. 31, 2017 IDR (Rp) Rp / shares shares	Dec. 31, 2016 IDR (Rp) Rp / shares shares
BASIC AND DILUTED EARNINGS PER SHARE
Owners of the parent company	$ 1,238	Rp 17,802	Rp 22,120	Rp 19,333
Weighted average shares outstanding, basic | shares	99,062,216,600	99,062,216,600	99,062,216,600	98,638,501,532
Basic earnings per share | Rp / shares		Rp 179.71	Rp 223.30	Rp 195.99